Net (Loss)/Income per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net (Loss)/Income per Share

16. Net (Loss)/Income per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(550,117)	75,226	97,042
Net loss attributable to noncontrolling interests	182	6,987	10,304
Net (loss)/income attributable to ordinary shareholders of the Company	(549,935)	82,213	107,346
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	121,381,857	117,426,938	118,084,439
Dilutive effect of options and RSUs	—	746,531	1,766,691
Weighted average number of ordinary shares/ADSs outstanding, diluted	121,381,857	118,173,469	119,851,130

Net (loss)/income per ordinary share/ADS, basic	(4.53)	0.70	0.91
Net (loss)/income per ordinary share/ADS, diluted	(4.53)	0.70	0.90

For the years ended December 31, 2023, 2024 and 2025, incremental shares of share options and RSUs totaled 1,109,848 shares, share options and RSUs totaled 1,616,127 shares and 288,884 shares, respectively, were anti-dilutive and excluded from the computation of diluted net (loss)/income per share.